INCOME TAXES - Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Irish Statutory tax rate	12.50%
Expense (benefit) computed at the Irish statutory rate of 12.5%	$ 29,955	$ 25,741	$ 16,987
Foreign income taxed at different rates	35,969	26,471	3,057
Nondeductible goodwill impairment	4,526
Foreign currency remeasurement effects	(2,512)	(7,632)	(2,564)
Change in valuation allowances	(7,961)	(15,366)	5,183
Expenses not deductible for income tax purposes	7,289	3,393	2,669
Income not taxable	(1,179)	(1,962)	(4,238)
Interest expense not deductible for income tax purposes	830	0	1,659
Changes in unrecognized tax benefits, net of indirect effects	5,123	(2,349)	(37,763)
Recognition of deferred tax assets in respect of prior periods	0	0	(4,523)
Changes in estimates made in respect of prior periods	3,609	15,307	(6,054)
Other items	0	(12)	(16)
Total	$ 75,649	$ 43,591	$ (25,603)